DEFERRED INCOME	3 Months Ended
Mar. 31, 2025
Schedule Of Deferred Income
DEFERRED INCOME

12.	DEFERRED INCOME

At times, the Company may take payment in advance for services to be rendered. These amounts are held and recognized as services are rendered.

	March 31, 2025	December 31, 2024
Deferred, revenue beginning	$86,681	$107,674
Revenue recognized	(3,633)	(21,852)
Unearned revenues received	19,159	1,744
Foreign exchange	(1,822)	(885)
	$100,385	$86,681
Current portion	$37,221	$18,542
Long term portion	63,164	68,139
	$100,385	$86,681

Deferred revenue of $37,221 as of March 31, 2025 is expected to be recognized as revenue within one year. The remaining is related to a long-term support and maintenance arrangements and will be recognized according to the terms of these arrangements over the next 2.9 years.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2025

Expressed in Canadian Dollars (unaudited)